SEGMENT REPORTING - Information Regarding Principal Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 3,240,493	$ 2,887,071	$ 2,660,329
Long-Lived Tangible Assets	306,468	259,448	257,834
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	3,162,331	2,811,359	2,596,278
Long-Lived Tangible Assets	280,362	244,040	242,156
Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	78,162	75,712	64,051
Long-Lived Tangible Assets	$ 26,106	$ 15,408	$ 15,678